Consolidated and Combined Balance Sheets (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash	$ 414	$ 61	$ 54	$ 132	$ 102	$ 103
Receivables, net	197	134		172
Inventories	163	168		159
Deferred income taxes	9	13		12
Prepaid expenses and other	14	8		10
Total current assets	797	384		485
Property and equipment, at cost	1,892	1,863		1,678
Accumulated depreciation	618	587		525
Property and equipment, net	1,274	1,276		1,153
Goodwill and intangible assets, net	53	41		47
Deferred income taxes	112	0
Other assets, net	71	8		6
Total assets	2,307	1,709		1,691
Current liabilities:
Current portion of debt and capital lease obligations	29	1		1
Accounts payable	83	95		84
Accounts payable to Valero	342	0
Accrued expenses	44	40		41
Taxes other than income taxes	23	92		86
Income taxes payable	9	0
Total current liabilities	530	228		212
Debt and capital lease obligations, less current portion	1,025	4		5
Deferred income taxes	89	123		124
Other long-term liabilities	112	107		101
Commitments and contingencies
Stockholders’ equity / net investment:
Common stock (250,000,000 shares authorized at $0.01 par value and 75,397,241 issued and outstanding at June 30, 2013)	1	0
Additional paid-in capital (APIC)	395	0
Net parent investment	0	1,082		1,094
Retained earnings	20	0
Accumulated other comprehensive income (AOCI)	135	165		155
Total stockholders' equity	551	1,247		1,249	1,193	1,197
Total net investment		1,247		1,249
Total liabilities and stockholders’ equity / net investment	$ 2,307	$ 1,709		$ 1,691